Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Inventories [Abstract]
Schedule of Current Inventories

	2023	2022
Raw materials	76,440	121,306
Finished goods (Note 5)	179,611	152,716
	256,051	274,022